Earnings per share ("EPS") (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic		$ (11,521)	$ 266,266	$ 73,679
Interest and amortization on the convertible notes		0	6,766	12,177
Profit/(loss) for the period used for calculation of EPS - dilutive		$ (11,521)	$ 273,032	$ 85,856
Basic earnings per share [Abstract]
Weighted average number of shares (basic) (in shares)		169,089,325	155,712,886	143,437,164
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)		169,089,325	155,712,886	143,437,164
Dilutive equity awards (in shares)	[1]	0	65,873	133,342
Dilutive shares related to convertible notes (in shares)		0	14,275,217	24,589,370
Weighted average shares outstanding - dilutive (in shares)		169,089,325	170,053,975	168,159,876
Antidilutive securities excluded from calculation of diluted weighted average number of shares outstanding (in shares)		77,546

[1]	In 2021, 77,546 equity awards were not included in the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive